Organizations and Principal Activities - Schedule of Consolidated Financial Statements (Details) - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 6,960	$ 954	¥ 49,941
Other current assets	19,602	2,685	131,826
Current assets of discontinued operations			65,230
Total current assets	26,562	3,639	246,997
Property and equipment, net	5,665	776	54,386
Right-of-use assets, net	89,832	12,307	141,929
Other non-current assets	22,032	3,018	95,246
Non-current assets of discontinued operations			646
Total non-current assets	117,529	16,101	292,207
TOTAL ASSETS	144,091	19,740	539,204
Accounts payable	7,089	971	95,263
Lease liabilities, current	7,984	1,094	36,582
Other current liabilities	90,631	12,416	157,598
Current liabilities of discontinued operations			129,548
Total current liabilities	105,704	14,481	418,991
Lease liabilities, non-current	20,977	2,874	70,628
Other non-current liabilities	5,098	698	9,185
Total non-current liabilities	26,075	3,572	79,813
Total liabilities	¥ 131,779	$ 18,053	¥ 498,804